Redeemable Convertible Preferred Stock (Tables)	3 Months Ended
Apr. 30, 2013
Redeemable Convertible Preferred Stock
Schedule of activity for redeemable convertible preferred stock

The following tables present our activity for redeemable convertible preferred stock for the fiscal years ended January 31, 2011 and 2012 (in thousands except shares):

	Redeemable Convertible Preferred Stock
	Series A-1		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
Balance, February 1, 2010	3,377,222	$8,387	2,841,914	$7,954	4,466,528	$16,787
Preferred stock cost accretion	—	25	—	14	—	19

Balance, January 31, 2011	3,377,222	8,412	2,841,914	7,968	4,466,528	16,806
Repurchase and cancellation of preferred stock	(8,670)	(21)	(5,328)	(15)	(116,050)	(439)
Issuance of Series E preferred stock, net of offering costs	—	—	—	—	—	—
Preferred stock cost accretion	—	4	—	4	—	6

Balance, January 31, 2012	3,368,552	$8,395	2,836,586	$7,957	4,350,478	$16,373

	Redeemable Convertible Preferred Stock
	Series D		Series E
	Shares	Amount	Shares	Amount	Total
Balance, February 1, 2010	2,247,934	$15,923	—	$—	$49,051
Preferred stock cost accretion	—	22	—	—	80

Balance, January 31, 2011	2,247,934	15,945	—	—	49,131
Repurchase and cancellation of preferred stock	(21,074)	(150)	—	—	(625)
Issuance of Series E preferred stock, net of offering costs	—	—	1,553,393	19,882	19,882
Preferred stock cost accretion	—	8	—	—	22

Balance, January 31, 2012	2,226,860	$15,803	1,553,393	$19,882	$68,410